UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21611

Name of Fund: S&P 500® GEARED Fund Inc.® (GRE)

Fund Address: 2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, S&P 500® GEARED Fund Inc.® , 2 World Financial Center, 7th Floor, New York, New York 10281.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1 – Report to Stockholders

S&P 500® GEARED Fund Inc.®

Semi-Annual Report

(Unaudited)
June 30, 2009

S&P 500® GEARED Fund Inc.®

Directors and Officers

Paul Glasserman, Director and Chairman of the Board
Steven W. Kohlhagen, Director and Chairman of the Audit Committee
Laura S. Unger, Director and Chairperson of the Nominating and Corporate Governance Committee
William J. Rainer, Director
Justin C. Ferri, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Michelle H. Rhee, Chief Legal Officer
Robert M. Zakem, Chief Compliance Officer
Jeff E. McGoey, Vice President

Custodian
State Street Bank and Trust Company P.O. Box 351 Boston, MA 02101

Transfer Agent
BNY Mellon Shareowner Services 480 Washington Boulevard Jersey City, NJ 07310

Proxy Results

During the six-month period ended June 30, 2009, the stockholders of S&P 500® GEARED Fund Inc.® voted on the following proposals. On December 19, 2008 and January 23, 2009, a special meeting of stockholders’ was adjourned with respect to the proposals until March 6, 2009, at which time they were approved. A description of the proposals and number of shares voted are as follows:

	Shares Voted For	Shares Voted Against	Abstentions/ Broker Non-Vote

To approve a new investment advisory and management agreement for the Fund.	1,605,145	80,935	189,393

To approve a new investment subadvisory agreement for the Fund.	1,603,191	86,824	185,458

During the six-month period ended June 30, 2009, the stockholders of S&P 500® GEARED Fund Inc.® voted on the following proposal, which was approved at the annual meeting of stockholders on April 24, 2009. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	2,804,775	447,518
	Steven W. Kohlhagen	2,804,481	447,812
	William J. Rainer	2,804,481	447,812
	Laura S. Unger	2,802,487	449,806

2	S&P 500® GEARED FUND INC.®	JUNE 30, 2009

Fund Profile as of June 30, 2009 (Unaudited)

Fund Information

The investment objective of S&P 500® GEARED Fund Inc.® (the “Fund”) is to provide total returns, exclusive of fees and expenses, linked to the annual performance of the S&P 500® Composite Stock Price Index (the “Index”). When the Index has negative returns for an annual period, the Fund seeks to provide annual price returns that track the performance of the Index on a one-for-one basis over the annual period. Where the performance of the Index is positive for an annual period, the Fund seeks to deliver a “geared” return equal to approximately three times the annual price returns of the Index up to a maximum index participation level. There is no assurance that the Fund will meet its investment objectives.

Symbol on New York Stock Exchange (“NYSE”)	GRE
Initial Offering Date	November 1, 2004
Yield on Closing Market Price as of June 30, 2009 ($10.30)*	20.48%
Most Recent Distribution per share of Common Stock**	$2.109324

*	Yield on closing market price is calculated by dividing the most recent distribution per share by the closing market price as of June 30, 2009. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. The most recent distribution was September 30, 2008.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/09 (a)	12/31/08	Change (b)	High	Low

Market Price (c)	$10.30	$9.36	10.04%	$10.50	$6.87
Net Asset Value	$10.64	$9.87	7.80%	$10.91	$7.44

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of 7.80% based on net asset value per share and 10.04% based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference Index, the S&P 500® Composite Stock Price Index (“S&P 500 Index”), had a total investment return of 3.16%, assuming reinvestment of dividends. The reference index has no expenses associated with performance.

(b)	Does not include reinvestment of dividends.

(c)	Primary Exchange Price, NYSE.

Portfolio Information

Ten Largest Equity Holdings	Percent of Net Assets

Exxon Mobil Corp.	3.8%
Microsoft Corp.	2.0
Johnson & Johnson	1.7
The Procter & Gamble Co.	1.7
AT&T Inc.	1.6
International Business Machines Corp.	1.5
JPMorgan Chase & Co.	1.5
Chevron Corp.	1.5
Apple, Inc.	1.4
General Electric Co.	1.4

Five Largest Industries	Percent of Net Assets

Oil, Gas & Consumable Fuels	9.4%
Pharmaceuticals	6.6
Computers & Peripherals	4.9
Software	3.8
Diversified Financial Services	3.4

Sector Representation	Percent of Long-Term Investments*

Information Technology	18.4%
Health Care	14.0
Financials	13.6
Energy	12.4
Consumer Staples	12.0
Industrials	9.9
Consumer Discretionary	8.9
Utilities	4.1
Telecommunication Services	3.5
Materials	3.2

*	Excludes portfolio holdings in options purchased.

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classification for reporting ease.

S&P 500 and Standard & Poor’s 500 are registered trademarks of the McGraw-Hill Companies.

GEARED Fund Inc. and Geared-Equity Accelerated Return are registered trademarks of Merrill Lynch & Co., Inc.

S&P 500® GEARED FUND INC.®	JUNE 30, 2009	3

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Aerospace & Defense — 2.5%
	Boeing Co.	3,052	$129,710
	General Dynamics Corp.	1,625	90,009
	Goodrich Corp.	519	25,934
	Honeywell International, Inc.	3,082	96,775
	ITT Corp.	754	33,553
	L-3 Communications Holdings, Inc.	500	34,690
	Lockheed Martin Corp.	1,376	110,974
	Northrop Grumman Corp.	1,371	62,627
	Precision Castparts Corp.	578	42,211
	Raytheon Co.	1,667	74,065
	Rockwell Collins, Inc.	662	27,625
	United Technologies Corp.	3,954	205,450

			933,623

	Air Freight & Logistics — 0.9%
	C.H. Robinson Worldwide, Inc.	706	36,818
	Expeditors International Washington, Inc.	884	29,473
	FedEx Corp.	1,292	71,861
	United Parcel Service, Inc. Class B	4,167	208,308

			346,460

	Airlines — 0.1%
	Southwest Airlines Co.	3,048	20,513

	Auto Components — 0.2%
	The Goodyear Tire & Rubber Co. (a)	1,002	11,282
	Johnson Controls, Inc.	2,465	53,540

			64,822

	Automobiles — 0.3%
	Ford Motor Co. (a)	13,355	81,065
	Harley-Davidson, Inc.	977	15,837

			96,902

	Beverages — 2.3%
	Brown-Forman Corp. Class B	407	17,493
	The Coca-Cola Co.	8,320	399,277
	Coca-Cola Enterprises, Inc.	1,317	21,928
	Constellation Brands, Inc. Class A (a)	806	10,220
	Dr. Pepper Snapple Group, Inc. (a)	1,053	22,313
	Molson Coors Brewing Co. Class B	625	26,456
	Pepsi Bottling Group, Inc.	567	19,187
	PepsiCo, Inc.	6,508	357,680

			874,554

	Biotechnology — 1.7%
	Amgen, Inc. (a)	4,248	224,889
	Biogen Idec, Inc. (a)	1,222	55,173
	Celgene Corp. (a)	1,909	91,327
	Cephalon, Inc. (a)	297	16,825
	Genzyme Corp. (a)	1,121	62,406
	Gilead Sciences, Inc. (a)	3,788	177,430

			628,050

	Building Products — 0.0%
	Masco Corp.	1,495	14,322

	Capital Markets — 2.7%
	Ameriprise Financial, Inc.	1,094	26,551
	The Bank of New York Mellon Corp.	4,996	146,433
	The Charles Schwab Corp.	3,885	68,143
	E*Trade Financial Corp. (a)	4,297	5,500
	Federated Investors, Inc. Class B	350	8,431

Industry	Common Stocks	Shares Held	Value

Capital Markets (concluded)
	Franklin Resources, Inc.	632	$45,510
	The Goldman Sachs Group, Inc.	2,110	311,098
	Invesco Ltd. (b)	1,707	30,419
	Janus Capital Group, Inc.	664	7,570
	Legg Mason, Inc.	588	14,335
	Morgan Stanley	5,649	161,053
	Northern Trust Corp.	993	53,304
	State Street Corp.	2,052	96,854
	T. Rowe Price Group, Inc.	1,074	44,754

			1,019,955

Chemicals — 1.6%
	Air Products & Chemicals, Inc.	879	56,775
	CF Industries Holdings, Inc.	199	14,754
	The Dow Chemical Co.	4,464	72,049
	E.I. du Pont de Nemours & Co.	3,745	95,947
	Eastman Chemical Co.	317	12,014
	Ecolab, Inc.	722	28,151
	International Flavors & Fragrances, Inc.	319	10,438
	Monsanto Co.	2,281	169,570
	PPG Industries, Inc.	681	29,896
	Praxair, Inc.	1,296	92,107
	Sigma-Aldrich Corp.	523	25,920

			607,621

Commercial Banks — 2.4%
	BB&T Corp.	2,704	59,434
	Comerica, Inc.	645	13,642
	Fifth Third Bancorp	2,998	21,286
	First Horizon National Corp.	889	10,666
	Huntington Bancshares, Inc.	2,148	8,979
	KeyCorp	3,045	15,956
	M&T Bank Corp.	326	16,603
	Marshall & Ilsley Corp.	1,477	7,090
	The PNC Financial Services Group, Inc.	1,923	74,632
	Regions Financial Corp.	4,962	20,046
	SunTrust Banks, Inc.	1,978	32,538
	U.S. Bancorp	7,917	141,873
	Wells Fargo & Co.	19,458	472,051
	Zions Bancorporation	505	5,838

			900,634

Commercial Services & Supplies — 0.5%
	Avery Dennison Corp.	444	11,402
	Cintas Corp.	549	12,539
	Iron Mountain, Inc. (a)	729	20,959
	Pitney Bowes, Inc.	863	18,926
	R.R. Donnelley & Sons Co.	872	10,133
	Republic Services, Inc. Class A	1,315	32,099
	Stericycle, Inc. (a)	371	19,118
	Waste Management, Inc.	2,036	57,334

			182,510

Communications Equipment — 2.4%
	Ciena Corp. (a)	328	3,395
	Cisco Systems, Inc. (a)	24,151	450,175
	Harris Corp.	557	15,796
	JDS Uniphase Corp. (a)	891	5,096
	Juniper Networks, Inc. (a)	2,212	52,203
	Motorola, Inc.	9,487	62,899
	QUALCOMM, Inc.	6,917	312,648
	Tellabs, Inc. (a)	1,651	9,460

			911,672

4	S&P 500® GEARED FUND INC.®	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Computers & Peripherals — 4.9%
	Apple, Inc. (a)	3,728	$530,979
	Dell, Inc. (a)	7,236	99,350
	EMC Corp. (a)	8,463	110,865
	Hewlett-Packard Co.	9,997	386,384
	International Business Machines Corp.	5,522	576,607
	Lexmark International, Inc. Class A (a)	350	5,547
	NetApp, Inc. (a)	1,399	27,588
	QLogic Corp. (a)	541	6,860
	SanDisk Corp. (a)	935	13,735
	Sun Microsystems, Inc. (a)	3,127	28,831
	Teradata Corp. (a)	741	17,362
	Western Digital Corp. (a)	982	26,023

			1,830,131

	Construction & Engineering — 0.2%
	Fluor Corp.	760	38,980
	Jacobs Engineering Group, Inc. (a)	508	21,382
	Quanta Services, Inc. (a)	900	20,817

			81,179

	Construction Materials — 0.1%
	Vulcan Materials Co.	495	21,335

	Consumer Finance — 0.5%
	American Express Co.	4,940	114,806
	Capital One Financial Corp.	1,914	41,878
	Discover Financial Services, Inc.	1,991	20,448
	SLM Corp. (a)	1,941	19,934

			197,066

	Containers & Packaging — 0.2%
	Ball Corp.	400	18,064
	Bemis Co.	400	10,080
	Owens-Illinois, Inc. (a)	700	19,607
	Pactiv Corp. (a)	543	11,783
	Sealed Air Corp.	656	12,103

			71,637

	Distributors — 0.1%
	Genuine Parts Co.	672	22,552

	Diversified Consumer Services — 0.2%
	Apollo Group, Inc. Class A (a)	441	31,364
	DeVry, Inc.	271	13,561
	H&R Block, Inc.	1,390	23,950

			68,875

	Diversified Financial Services — 3.4%
	Bank of America Corp. (c)(d)	33,799	446,147
	CIT Group, Inc.	1,486	3,195
	CME Group, Inc.	279	86,800
	Citigroup, Inc.	22,989	68,277
	IntercontinentalExchange, Inc. (a)	307	35,072
	JPMorgan Chase & Co.	16,303	556,095
	Leucadia National Corp.	735	15,501
	Moody’s Corp.	819	21,581
	The NASDAQ Stock Market, Inc. (a)	564	12,019
	NYSE Euronext	1,104	30,084

			1,274,771

Industry	Common Stocks	Shares Held	Value

Diversified Telecommunication Services — 2.8%
	AT&T Inc. (d)	24,657	$612,480
	CenturyTel, Inc.	425	13,047
	Embarq Corp.	615	25,867
	Frontier Communications Corp.	1,313	9,375
	Qwest Communications International Inc.	6,163	25,576
	Verizon Communications, Inc.	11,878	365,011
	Windstream Corp.	1,826	15,265

			1,066,621

Electric Utilities — 2.1%
	Allegheny Energy, Inc.	704	18,058
	American Electric Power Co., Inc.	1,973	57,000
	Duke Energy Corp.	5,318	77,590
	Edison International	1,390	43,729
	Entergy Corp.	808	62,636
	Exelon Corp.	2,753	140,981
	FPL Group, Inc.	1,701	96,719
	FirstEnergy Corp.	1,281	49,639
	Northeast Utilities, Inc.	692	15,439
	PPL Corp.	1,555	51,253
	Pepco Holdings, Inc.	854	11,478
	Pinnacle West Capital Corp.	408	12,301
	Progress Energy, Inc.	1,174	44,412
	The Southern Co.	3,241	100,990

			782,225

Electrical Equipment — 0.4%
	Cooper Industries Ltd. Class A	718	22,294
	Emerson Electric Co.	3,169	102,676
	Rockwell Automation, Inc.	604	19,400

			144,370

Electronic Equipment, Instruments & Components — 0.5%
	Agilent Technologies, Inc. (a)	1,465	29,754
	Amphenol Corp. Class A	734	23,224
	Corning, Inc.	6,533	104,920
	Flir Systems, Inc. (a)	607	13,694
	Jabil Circuit, Inc.	859	6,374
	Molex, Inc.	593	9,221

			187,187

Energy Equipment & Services — 1.6%
	BJ Services Co.	1,222	16,656
	Baker Hughes, Inc.	1,280	46,643
	Cameron International Corp. (a)	904	25,583
	Diamond Offshore Drilling, Inc.	300	24,915
	ENSCO International, Inc.	602	20,992
	FMC Technologies, Inc. (a)	534	20,068
	Halliburton Co.	3,721	77,025
	Nabors Industries Ltd. (a)	1,163	18,120
	National Oilwell Varco, Inc. (a)	1,733	56,600
	Rowan Cos., Inc.	489	9,447
	Schlumberger Ltd.	5,001	270,604
	Smith International, Inc.	897	23,098

			609,751

S&P 500® GEARED FUND INC.®	JUNE 30, 2009	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Food & Staples Retailing — 2.7%
	CVS Caremark Corp.	6,087	$193,993
	Costco Wholesale Corp.	1,805	82,488
	The Kroger Co.	2,719	59,954
	SUPERVALU, Inc.	883	11,435
	SYSCO Corp.	2,499	56,178
	Safeway, Inc.	1,807	36,809
	Wal-Mart Stores, Inc.	9,326	451,751
	Walgreen Co.	4,119	121,099
	Whole Foods Market, Inc.	583	11,065

			1,024,772

Food Products — 1.6%
	Archer-Daniels-Midland Co.	2,675	71,610
	Campbell Soup Co.	867	25,507
	ConAgra Foods, Inc.	1,881	35,852
	Dean Foods Co. (a)	731	14,028
	General Mills, Inc.	1,387	77,700
	H.J. Heinz Co.	1,297	46,303
	The Hershey Co.	688	24,768
	Hormel Foods Corp.	300	10,362
	The J.M. Smucker Co.	490	23,843
	Kellogg Co.	1,040	48,433
	Kraft Foods, Inc.	6,159	156,069
	McCormick & Co., Inc.	535	17,404
	Sara Lee Corp.	2,933	28,626
	Tyson Foods, Inc. Class A	1,247	15,725

			596,230

Gas Utilities — 0.1%
	EQT Corp	568	19,829
	Nicor, Inc.	187	6,474
	Questar Corp.	720	22,363

			48,666

Health Care Equipment & Supplies — 1.8%
	Baxter International, Inc.	2,510	132,930
	Becton Dickinson & Co.	1,011	72,094
	Boston Scientific Corp. (a)	6,235	63,223
	C.R. Bard, Inc.	412	30,673
	Dentsply International, Inc.	600	18,312
	Hospira, Inc. (a)	662	25,500
	Intuitive Surgical, Inc. (a)	161	26,349
	Medtronic, Inc.	4,684	163,425
	St. Jude Medical, Inc. (a)	1,430	58,773
	Stryker Corp.	1,014	40,296
	Varian Medical Systems, Inc. (a)	518	18,203
	Zimmer Holdings, Inc. (a)	917	39,064

			688,842

Health Care Providers & Services — 1.9%
	Aetna, Inc.	1,891	47,370
	AmerisourceBergen Corp.	1,307	23,186
	Cardinal Health, Inc.	1,491	45,550
	Cigna Corp.	1,141	27,487
	Coventry Health Care, Inc. (a)	616	11,525
	DaVita, Inc. (a)	433	21,416
	Express Scripts, Inc. (a)	1,124	77,275
	Humana, Inc. (a)	701	22,614
	Laboratory Corp. of America Holdings (a)	462	31,319

Industry	Common Stocks	Shares Held	Value

	Health Care Providers & Services (concluded)
	McKesson Corp.	1,145	$50,380
	Medco Health Solutions, Inc. (a)	2,034	92,771
	Patterson Cos., Inc. (a)	378	8,203
	Quest Diagnostics, Inc.	644	36,341
	Tenet Healthcare Corp. (a)	1,723	4,859
	UnitedHealth Group, Inc.	4,996	124,800
	WellPoint, Inc. (a)	2,040	103,816

			728,912

	Health Care Technology — 0.0%
	IMS Health, Inc.	756	9,601

	Hotels, Restaurants & Leisure — 1.4%
	Carnival Corp.	1,814	46,747
	Darden Restaurants, Inc.	583	19,227
	International Game Technology	1,275	20,272
	Marriott International, Inc. Class A	1,232	27,180
	McDonald’s Corp.	4,611	265,086
	Starbucks Corp. (a)	3,034	42,142
	Starwood Hotels & Resorts Worldwide, Inc.	775	17,205
	Wyndham Worldwide Corp.	738	8,945
	Wynn Resorts Ltd. (a)	268	9,460
	Yum! Brands, Inc.	1,946	64,880

			521,144

	Household Durables — 0.3%
	Black & Decker Corp.	249	7,136
	Centex Corp.	550	4,653
	D.R. Horton, Inc.	1,179	11,035
	Fortune Brands, Inc.	622	21,608
	Harman International Industries, Inc.	261	4,907
	KB Home	330	4,514
	Leggett & Platt, Inc.	667	10,158
	Lennar Corp. Class A	619	5,998
	Newell Rubbermaid, Inc.	1,151	11,982
	Pulte Homes, Inc.	888	7,841
	Snap-On, Inc.	238	6,840
	The Stanley Works	321	10,863
	Whirlpool Corp.	309	13,151

			120,686

	Household Products — 2.4%
	Clorox Co.	573	31,991
	Colgate-Palmolive Co.	2,088	147,705
	Kimberly-Clark Corp.	1,724	90,389
	The Procter & Gamble Co.	12,199	623,369

			893,454

	IT Services — 0.9%
	Affiliated Computer Services, Inc. Class A (a)	404	17,946
	Automatic Data Processing, Inc.	2,082	73,786
	Cognizant Technology Solutions Corp. (a)	1,211	32,334
	Computer Sciences Corp. (a)	628	27,820
	Convergys Corp. (a)	507	4,705
	Fidelity National Information Services, Inc.	788	15,728
	Fiserv, Inc. (a)	668	30,528
	MasterCard, Inc. Class A	299	50,026
	Paychex, Inc.	1,332	33,566
	Total System Services, Inc.	822	11,007
	The Western Union Co.	2,970	48,708

			346,154

6	S&P 500® GEARED FUND INC.®	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Independent Power Producers & Energy Traders — 0.2%
	The AES Corp. (a)	2,859	$33,193
	Constellation Energy Group, Inc.	840	22,327
	Dynegy, Inc. Class A (a)	2,368	5,375

			60,895

	Industrial Conglomerates — 1.9%
	3M Co.	2,902	174,410
	General Electric Co.	44,256	518,680
	Textron, Inc.	1,069	10,327

			703,417

	Insurance — 2.1%
	AON Corp.	1,144	43,323
	Aflac, Inc.	1,963	61,030
	The Allstate Corp.	2,248	54,851
	American International Group, Inc.	11,470	13,305
	Assurant, Inc.	492	11,852
	Chubb Corp.	1,492	59,501
	Cincinnati Financial Corp.	674	15,064
	Genworth Financial, Inc. Class A	1,799	12,575
	Hartford Financial Services Group, Inc.	1,390	16,499
	Lincoln National Corp.	1,204	20,721
	Loews Corp.	1,503	41,182
	MBIA, Inc. (a)	813	3,520
	Marsh & McLennan Cos., Inc.	2,150	43,279
	MetLife, Inc.	3,400	102,034
	Principal Financial Group, Inc.	1,276	24,040
	The Progressive Corp.	2,805	42,384
	Prudential Financial, Inc.	1,920	71,462
	Torchmark Corp.	362	13,408
	The Travelers Cos., Inc.	2,453	100,671
	UnumProvident Corp.	1,413	22,410
	XL Capital Ltd. Class A	1,381	15,826

			788,937

	Internet & Catalog Retail — 0.3%
	Amazon.com, Inc. (a)	1,340	112,104
	Expedia, Inc. (a)	870	13,146

			125,250

	Internet Software & Services — 1.6%
	Akamai Technologies, Inc. (a)	703	13,484
	eBay, Inc. (a)	4,508	77,222
	Google, Inc. Class A (a)	1,000	421,590
	VeriSign, Inc. (a)	802	14,821
	Yahoo! Inc. (a)	5,797	90,781

			617,898

	Leisure Equipment & Products — 0.1%
	Eastman Kodak Co.	1,197	3,543
	Hasbro, Inc.	521	12,629
	Mattel, Inc.	1,498	24,043

			40,215

	Life Sciences Tools & Services — 0.4%
	Life Technologies Corp (a)	714	29,788
	Millipore Corp. (a)	229	16,078
	PerkinElmer, Inc.	496	8,630
	Thermo Fisher Scientific, Inc. (a)	1,739	70,899
	Waters Corp. (a)	411	21,154

			146,549

Industry	Common Stocks	Shares Held	Value

Machinery — 1.3%
	Caterpillar, Inc.	2,527	$83,492
	Cummins, Inc.	841	29,612
	Danaher Corp.	1,059	65,383
	Deere & Co.	1,773	70,831
	Dover Corp.	780	25,810
	Eaton Corp.	690	30,781
	Flowserve Corp.	238	16,615
	Illinois Tool Works, Inc.	1,633	60,976
	Manitowoc Co.	542	2,851
	PACCAR, Inc.	1,508	49,025
	Pall Corp.	498	13,227
	Parker Hannifin Corp.	688	29,556

			478,159

Media — 2.3%
	CBS Corp. Class B	2,824	19,542
	Comcast Corp. Class A	12,055	174,677
	The DIRECTV Group, Inc. (a)	2,227	55,029
	Gannett Co., Inc.	948	3,384
	Interpublic Group of Cos., Inc. (a)	1,979	9,994
	The McGraw-Hill Cos., Inc.	1,318	39,685
	Meredith Corp.	150	3,832
	The New York Times Co. Class A	484	2,667
	News Corp. Class A	9,539	86,900
	Omnicom Group Inc.	1,323	41,780
	Scripps Networks Interactive	373	10,381
	Time Warner Cable, Inc.	1,497	47,410
	Time Warner, Inc.	4,986	125,597
	Viacom, Inc. Class B (a)	2,566	58,248
	Walt Disney Co.	7,763	181,111
	The Washington Post Co. Class B	24	8,452

			868,689

Metals & Mining — 0.8%
	AK Steel Holding Corp.	486	9,326
	Alcoa, Inc.	4,023	41,558
	Allegheny Technologies, Inc.	416	14,531
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,727	86,540
	Newmont Mining Corp.	2,028	82,884
	Nucor Corp.	1,314	58,381
	Titanium Metals Corp.	354	3,253
	United States Steel Corp.	603	21,551

			318,024

Multi-Utilities — 1.3%
	Ameren Corp.	873	21,729
	CMS Energy Corp.	979	11,826
	CenterPoint Energy, Inc.	1,415	15,678
	Consolidated Edison, Inc.	1,134	42,434
	DTE Energy Co.	677	21,664
	Dominion Resources, Inc.	2,438	81,478
	Integrys Energy Group, Inc.	312	9,357
	NiSource, Inc.	1,139	13,281
	PG&E Corp.	1,540	59,198
	Public Service Enterprise Group, Inc.	2,111	68,882
	SCANA Corp.	500	16,235
	Sempra Energy	1,023	50,771
	TECO Energy, Inc.	884	10,546
	Wisconsin Energy Corp.	485	19,744
	Xcel Energy, Inc.	1,857	34,187

			477,010

S&P 500® GEARED FUND INC.®	JUNE 30, 2009	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Multiline Retail — 0.7%
	Big Lots, Inc. (a)	355	$7,466
	Family Dollar Stores, Inc.	580	16,414
	J.C. Penney Co., Inc.	922	26,471
	Kohl’s Corp. (a)	1,264	54,036
	Macy’s, Inc.	1,747	20,545
	Nordstrom, Inc.	662	13,167
	Sears Holdings Corp. (a)	234	15,566
	Target Corp.	3,133	123,660

			277,325

Office Electronics — 0.1%
	Xerox Corp.	3,622	23,471

Oil, Gas & Consumable Fuels — 9.4%
	Anadarko Petroleum Corp.	2,075	94,184
	Apache Corp.	1,389	100,216
	Cabot Oil & Gas Corp. Class A	429	13,145
	Chesapeake Energy Corp.	2,326	46,125
	Chevron Corp.	8,378	555,043
	ConocoPhillips	6,207	261,066
	Consol Energy, Inc.	760	25,810
	Denbury Resources, Inc. (a)	1,078	15,879
	Devon Energy Corp.	1,843	100,443
	EOG Resources, Inc.	1,035	70,297
	El Paso Corp.	2,912	26,878
	Exxon Mobil Corp.	20,393	1,425,675
	Hess Corp.	1,177	63,264
	Marathon Oil Corp.	2,937	88,492
	Massey Energy Co.	378	7,386
	Murphy Oil Corp.	791	42,967
	Noble Energy, Inc.	717	42,281
	Occidental Petroleum Corp.	3,391	223,162
	Peabody Energy Corp.	1,129	34,051
	Pioneer Natural Resources Co.	497	12,673
	Range Resources Corp.	644	26,668
	Southwestern Energy Co. (a)	1,425	55,361
	Spectra Energy Corp.	2,648	44,804
	Sunoco, Inc.	485	11,252
	Tesoro Corp.	594	7,562
	Valero Energy Corp.	2,343	39,573
	Williams Cos., Inc.	2,392	37,339
	XTO Energy, Inc.	2,406	91,765

			3,563,361

Paper & Forest Products — 0.2%
	International Paper Co.	1,775	26,856
	MeadWestvaco Corp.	710	11,651
	Weyerhaeuser Co.	877	26,687

			65,194

Personal Products — 0.2%
	Avon Products, Inc.	1,767	45,553
	The Estée Lauder Cos., Inc. Class A	477	15,584

			61,137

Industry	Common Stocks	Shares Held	Value

	Pharmaceuticals — 6.6%
	Abbott Laboratories	6,459	$303,831
	Allergan, Inc.	1,277	60,760
	Bristol-Myers Squibb Co.	8,279	168,146
	Eli Lilly & Co.	4,228	146,458
	Forest Laboratories, Inc. (a)	1,266	31,789
	Johnson & Johnson	11,516	654,109
	King Pharmaceuticals, Inc. (a)	1,013	9,755
	Merck & Co., Inc.	8,837	247,082
	Mylan, Inc. (a)	1,265	16,508
	Pfizer, Inc.	28,207	423,105
	Schering-Plough Corp.	6,805	170,942
	Watson Pharmaceuticals, Inc. (a)	429	14,453
	Wyeth	5,573	252,958

			2,499,896

	Professional Services — 0.1%
	Dun & Bradstreet Corp.	215	17,460
	Equifax, Inc.	532	13,885
	Monster Worldwide, Inc. (a)	516	6,094
	Robert Half International, Inc.	647	15,282

			52,721

	Real Estate Investment Trusts (REITs) — 0.9%
	Apartment Investment & Management Co. Class A	507	4,487
	AvalonBay Communities, Inc.	340	19,020
	Boston Properties, Inc.	592	28,238
	Equity Residential	1,155	25,676
	HCP, Inc.	1,158	24,538
	Health Care REIT, Inc.	486	16,573
	Host Marriott Corp.	2,444	20,505
	Kimco Realty Corp.	1,300	13,065
	Plum Creek Timber Co., Inc.	710	21,144
	ProLogis	1,856	14,959
	Public Storage	520	34,050
	Simon Property Group, Inc.	1,176	60,482
	Ventas, Inc.	631	18,842
	Vornado Realty Trust	665	29,957

			331,536

	Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc. (a)	927	8,677

	Road & Rail — 0.8%
	Burlington Northern Santa Fe Corp.	1,172	86,189
	CSX Corp.	1,661	57,520
	Norfolk Southern Corp.	1,555	58,577
	Ryder System, Inc.	234	6,533
	Union Pacific Corp.	2,114	110,055

			318,874

	Semiconductors & Semiconductor Equipment — 2.2%
	Advanced Micro Devices, Inc. (a)	2,484	9,613
	Altera Corp.	1,249	20,334
	Analog Devices, Inc.	1,206	29,885
	Applied Materials, Inc.	5,571	61,114
	Broadcom Corp. Class A (a)	1,805	44,746
	Intel Corp.	23,341	386,294
	KLA-Tencor Corp.	719	18,155

8	S&P 500® GEARED FUND INC. ®	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Semiconductors & Semiconductor Equipment (concluded)
	LSI Corp. (a)	2,673	$12,189
	Linear Technology Corp.	926	21,622
	MEMC Electronic Materials, Inc. (a)	938	16,706
	Microchip Technology, Inc.	764	17,228
	Micron Technology, Inc. (a)	3,437	17,391
	National Semiconductor Corp.	844	10,592
	Novellus Systems, Inc. (a)	413	6,897
	Nvidia Corp. (a)	2,295	25,911
	Teradyne, Inc. (a)	702	4,816
	Texas Instruments, Inc.	5,366	114,296
	Xilinx, Inc.	1,165	23,836

			841,625

Software — 3.8%
	Adobe Systems, Inc. (a)	2,202	62,317
	Autodesk, Inc. (a)	934	17,727
	BMC Software, Inc. (a)	789	26,660
	CA, Inc.	1,635	28,498
	Citrix Systems, Inc. (a)	757	24,141
	Compuware Corp. (a)	1,059	7,265
	Electronic Arts, Inc. (a)	1,324	28,757
	Intuit, Inc. (a)	1,333	37,537
	McAfee, Inc. (a)	664	28,014
	Microsoft Corp.	31,987	760,331
	Novell, Inc. (a)	1,434	6,496
	Oracle Corp.	15,829	339,057
	Salesforce.com, Inc. (a)	432	16,489
	Symantec Corp. (a)	3,458	53,806

			1,437,095

Specialty Retail — 1.7%
	Abercrombie & Fitch Co. Class A	361	9,166
	AutoNation, Inc. (a)	448	7,773
	AutoZone, Inc. (a)	156	23,573
	Bed Bath & Beyond, Inc. (a)	1,081	33,241
	Best Buy Co., Inc.	1,411	47,254
	GameStop Corp. Class A (a)	678	14,923
	The Gap, Inc.	1,950	31,980
	Home Depot, Inc.	7,090	167,537
	Limited Brands, Inc.	1,177	14,089
	Lowe’s Cos., Inc.	6,130	118,983
	O’Reilly Automotive, Inc. (a)	587	22,353
	Office Depot, Inc. (a)	1,143	5,212
	RadioShack Corp.	545	7,608
	The Sherwin-Williams Co.	410	22,037
	Staples, Inc.	2,952	59,542
	TJX Cos., Inc.	1,741	54,772
	Tiffany & Co.	515	13,060

			653,103

Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc.	1,349	36,261
	Nike, Inc. Class B	1,629	84,350
	Polo Ralph Lauren Corp.	236	12,635
	VF Corp.	362	20,037

			153,283

Industry	Common Stocks	Shares Held	Value

Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	2,157	$28,667
	People’s United Financial, Inc.	1,499	22,545

			51,212

Tobacco — 1.5%
	Altria Group, Inc.	8,640	141,610
	Lorillard, Inc.	716	48,523
	Philip Morris International, Inc.	8,215	358,338
	Reynolds American, Inc.	706	27,266

			575,737

Trading Companies & Distributors — 0.1%
	Fastenal Co.	536	17,779
	W.W. Grainger, Inc.	269	22,026

			39,805

Wireless Telecommunication Services — 0.3%
	American Tower Corp. Class A (a)	1,636	51,583
	MetroPCS Communications, Inc. (a)	1,114	14,827
	Sprint Nextel Corp. (a)	11,896	57,220

			123,630

	Total Common Stocks (Cost — $40,277,951) — 89.1%		33,640,524

Short-Term Securities	Maturity Date	Yield	Face Amount

Time Deposits — 10.7%
State Street Bank & Trust Co.	7/01/09	0.01%	$ 4,026,393	4,026,393

	Total Short-Term Securities (Cost — $4,026,393) — 10.7%			4,026,393

Options Purchased	Number of Contracts

Call Options Purchased
S&P 500 Index, expiring November 2009 at USD 904.88, BNP Paribas	76,160	4,693,157

Total Options Purchased (Premium Paid — $10,750,843) — 12.4%		4,693,157

Total Investments Before Options Written (Cost — $55,055,187*) — 112.2%		42,360,074

Options Written

Call Options Written
S&P 500 Index, expiring November 2009 at USD 999.89, BNP Paribas	114,240	(2,232,867)

Total Options Written (Premium Received — $10,750,843) — (5.9%)		(2,232,867)

Total Investments, Net of Options Written (Net Cost — $44,304,344) — 106.3%		40,127,207
Liabilities in Excess of Other Assets — (6.3%)		(2,356,482)

Net Assets — 100.0%		$37,770,725

S&P 500® GEARED FUND INC. ®	JUNE 30, 2009	9

Schedule of Investments (concluded)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$55,225,506

Gross unrealized appreciation	$4,568,932
Gross unrealized depreciation	(17,434,364)

Net unrealized depreciation	$(12,865,432)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Bank of America Corp.	$84,328	$28	$(23)	$587

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation (Depreciation)

32	E-mini S&P 500	September 2009	$1,471,027	$(6,227)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

	Assets	Assets	Liabilities

Level 1	$33,640,524	—	$(6,227)
Level 2	4,026,393	$4,693,157	(2,232,867)
Level 3	—	—	—

Total	$37,666,917	$4,693,157	$(2,239,094)

†	Other financial instruments are options and futures.

See Notes to Financial Statements.

10	S&P 500® GEARED FUND INC. ®	JUNE 30, 2009

Statement of Assets, Liabilities and Capital

As of June 30, 2009 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $43,078,665)		$37,220,770
Investments in affiliated securities, at value (identified cost — $1,225,679)		446,147
Options purchased, at value (premiums paid — $10,750,843)		4,693,157
Receivables:
Dividends	$46,393
Securities sold	62,667	109,060

Total assets		42,469,134

Liabilities

Collateral on options (including accrued interest of $377)		2,340,377
Options written, at value (premiums received — $10,750,843)		2,232,867
Payables:
Securities purchased	62,667
Investment advisory fees	25,547
Variation margin	9,120	97,334

Accrued expenses		27,831

Total liabilities		4,698,409

Net Assets

Net assets		$37,770,725

Capital

Common Stock, par value $.001 per share, 100,000,000 shares authorized		$3,551
Paid-in capital in excess of par		61,329,280
Undistributed investment income — net	$643,998
Accumulated realized capital losses — net	(20,022,740)
Unrealized depreciation — net	(4,183,364)

Total accumulated losses — net		(23,562,106)

Total capital — Equivalent to $10.64 per share based on 3,551,176 shares of Common Stock outstanding (market price — $10.30)		$37,770,725

See Notes to Financial Statements.

S&P 500® GEARED FUND INC.®	JUNE 30, 2009	11

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Dividends (including $587 from affiliates)		$404,982
Interest		159

Total income		405,141

Expenses

Investment advisory fees	$138,232
Directors’ fees and expenses	34,274
Professional fees	21,941
Listing fees	13,215
Transfer agent fees	12,714
Printing and stockholder reports	12,199
Custodian fees	7,862
Accounting services	7,069
Insurance expenses	4,241
Interest expense	1,533
Other	6,031

Total expenses		259,311

Investment income — net		145,830

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net (including $23 loss from affiliates)	(271,448)
Financial futures contracts — net	55,753	(215,695)

Change in unrealized appreciation/depreciation on:
Investments — net	(3,219,333)
Financial futures contracts — net	(15,877)
Options written — net	6,016,338	2,781,128

Total realized and unrealized gain — net		2,565,433

Net Increase in Net Assets Resulting from Operations		$2,711,263

See Notes to Financial Statements.

12	S&P 500® GEARED FUND INC.®	JUNE 30, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008

Operations

Investment income — net	$145,830	$472,270
Realized loss — net	(215,695)	(2,738,164)
Change in unrealized appreciation/depreciation — net	2,781,128	(22,036,994)

Net increase (decrease) in net assets resulting from operations	2,711,263	(24,302,888)

Dividends & Distributions to Shareholders

Investment income — net	—	(789,231)
Realized gain — net	—	(7,095,591)

Net decrease in net assets resulting from dividends and distributions to stockholders	—	(7,884,822)

Common Stock Transactions

Net redemption of Common Stock resulting from a repurchase offer (including $36,297 of repurchase fees for the prior year)	—	(1,778,542)

Net Assets

Total increase (decrease) in net assets	2,711,263	(33,966,252)
Beginning of period	35,059,462	69,025,714

End of period*	$37,770,725	$35,059,462

* Undistributed investment income — net	$643,998	$498,168

See Notes to Financial Statements.

S&P 500® GEARED FUND INC.®	JUNE 30, 2009	13

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.	For the Six Months Ended June 30, 2009 (Unaudited)						For the Period October 1, 2005 to December 31, 2005(a)		For the Period November 1, 2004(b) to September 30, 2005
			For the Year Ended December 31,

			2008		2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$9.87		$18.47		$19.63	$19.66	$21.27		$19.10

Investment income — net(c)	.04		.13		.20	.16	.04		.20
Realized and unrealized gain (loss) — net	.73		(6.62	)(d)	1.42 (d)	2.45 (d)	.70		2.10

Total from investment operations	.77		(6.49)		1.62	2.61	.74		2.30

Less dividends and distributions:
Investment income — net	—		(.21)		(.22)	—	(.19)		(.09)
Realized gain — net	—		(1.90)		(2.56)	(2.64)	(2.16)		—

Total dividends and distributions	—		(2.11)		(2.78)	(2.64)	(2.35)		(.09)

Offering costs resulting from the issuance of Common Stock	—		—		—	—	—		(.04)

Net asset value, end of period	$10.64		$9.87		$18.47	$19.63	$19.66		$21.27

Market price per share, end of period	$10.30		$9.36		$17.21	$18.76	$18.85		$20.38

Total Investment Return(e)

Based on net asset value per share	7.80	%(f)	(35.78%)		8.76%	13.88%	4.18	%(f)	11.90	%(f)

Based on market price per share	10.04	%(f)	(34.64%)		6.04%	13.51%	4.25	%(f)	2.39	%(f)

Ratios to Average Net Assets

Expenses, excluding interest expense	1.53	%(g)	1.33%		1.08%	1.20%	1.29	%(g)	1.07	%(g)

Expenses	1.54	%(g)	1.38%		1.45%	1.34%	1.29	%(g)	1.13	%(g)

Investment income — net	.87	%(g)	.85%		.97%	.78%	.76	%(g)	1.10	%(g)

Supplemental Data

Net assets, end of period (in thousands)	$37,771		$35,059		$69,026	$77,227	$103,142		$148,787

Portfolio turnover	2%		5%		4%	5%	1%		5%

(a)	Effective October 1, 2005, the Fund changed its year end date to December 31.

(b)	Commencement of operations.

(c)	Based on average shares outstanding.

(d)	Includes repurchase offer fees, which are less than $.01 per share.

(e)

Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

(f)	Aggregate total investment return.

(g)	Annualized.

See Notes to Financial Statements.

14	S&P 500® GEARED FUND INC. ®	JUNE 30, 2009

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

S&P 500® GEARED Fund Inc.® (the “Fund”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-diversified, closed-end management investment company with a fixed term of approximately five years. The Directors of the Fund have authorized the termination of the Fund and payment of liquidation proceeds of the Fund on September 15, 2009. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol GRE.

Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure derivative investments as defined below as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on an exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). The value of swaps, including interest rate swaps, caps and floors, will be determined by reference to the value of the components when such components consist of securities for which market quotations are available. In the absence of obtainable quotations, swaps will be valued by obtaining dealer quotations. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Overnight Time Deposits are valued at the amount deposited each day. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

S&P 500® GEARED FUND INC. ®	JUNE 30, 2009	15

Notes to Financial Statements (continued)

(b) Real Estate Investment Trusts (“REITs”) — A portion of distributions received from REITs may constitute a return of capital. During the year an amount, based upon prior experience and guidance from the REITs is reclassified from dividend income and recorded as an adjustment to basis of the REIT holdings. The adjustment is a reduction in basis and is reflected in either unrealized appreciation (depreciation) or realized gain (loss).

(c) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement no.133” (“FAS 161”) has been implemented by the Fund. The Fund utilizes derivatives to enhance return and management has determined the use of derivative instruments is not designed to hedge security positions. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying these derivatives.

Derivatives may be volatile and involve significant risk, such as, among other things, credit risk, currency risk, leverage risk and liquidity risk. They also involve the risk of mispricing or improper valuation and correlation risk (i.e., the risk that changes in the value of the derivative may not correlate perfectly, or to any degree, with the underlying asset, interest rate or index). Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts.

Derivative instruments utilized by the Fund are defined below and delineated in the statement of assets, liabilities and capital and statement of operations of the Fund. As the Fund utilized more than one type of derivative in the period covered by this report, the following table summarizes the use of derivative investments in the current period:

Statement of Assets, Liabilities and Capital as of June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133(a)	Assets	Amount	Liabilities	Amount

Equity Options	Options purchased, at value	$4,693,157	Options written, at value	$2,232,867
Futures Contracts	—	—	Variation margin payable	$9,120

Statement of Operations for the six months ended June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133(a)	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Purchased Equity Options	$—	$(4,100,481)
Written Equity Options	$—	$6,016,338
Futures Contracts	$55,753	$(15,877)

16	S&P 500® GEARED FUND INC. ®	JUNE 30, 2009

Notes to Financial Statements (continued)

•

Options — The Fund will purchase and write call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). When cash is received as collateral for purchased options, the Fund may pay interest to the option writer. Alternatively, the counterparty may pledge securities as collateral. Written and purchased options are non-income producing investments.

Writing (selling) covered call options subjects the Fund to certain additional risks. The Fund, by writing covered call options, will forgo the opportunity to benefit from potential increases in the value of the equity investments above the exercise prices of the options, but will continue to bear the risk of declines in the value of the equity investments. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the equity securities over time.

The premium received from writing options and amounts available for distribution from the Fund’s options may decrease in declining interest rate environments. The value of the equity investments also may be influenced by changes in interest rates. Higher yielding equity investments and those issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk. A summary of option transactions is found in Note 3, Investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(d) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires an analysis of tax positions taken or to be taken on a tax return and whether such positions are “more likely than not” to be sustained upon examination based on their technical merit. To the extent they would not be sustained, tax expense (and related interest and penalties) would be recognized for financial statement reporting purposes. Management has evaluated the application of FIN 48 to the Fund, and has determined that FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of the Fund’s knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis.

S&P 500® GEARED FUND INC.®	JUNE 30, 2009	17

Notes to Financial Statements (concluded)

(f) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is a wholly owned subsidiary of Bank of America Corporation (“Bank of America”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .82% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes.

In addition, IQ Advisors has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the “Subadviser”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). Pursuant to the agreement, the Subadviser provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate equal to .35% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock. ML & Co. has a substantial financial interest in BlackRock.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ Advisors, received $298 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2009.

Certain officers of the Fund are officers and/or directors of IQ Advisors and/or ML & Co. or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $755,144 and $512,042, respectively.

Transactions in options written outstanding for the six months ended June 30, 2009 were as follows:

	Number of Contracts	Premiums Paid

Outstanding call options written, beginning of period	114,240	$10,750,843

Outstanding call options written, end of period	114,240	$10,750,843

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of capital stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2009 remained constant. Shares issued and outstanding during the year ended December 31, 2008 decreased by 186,904, as a result of a repurchase offer.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ Advisors will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carry-forward of $13,526,198, all of which expires in 2016. This amount is available to offset future realized capital gains.

18	S&P 500® GEARED FUND INC.®	JUNE 30, 2009

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act (“Offers”). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer, will be determined by reference to the exercise date of the call spreads and written call options that comprise the Fund’s transactions (as described in the Fund’s prospectus) for an annual period; and will be the fourteenth day prior to such exercise date; provided that, in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its stockholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

S&P 500® GEARED FUND INC.®	JUNE 30, 2009	19

www.IQIAFunds.com

S&P 500® GEARED Fund Inc.® seeks to provide total returns, exclusive of fees and expenses of the Fund, linked to the annual performance of the S&P 500® Composite Stock Price Index.

This report, including the financial information herein, is transmitted to stockholders of S&P 500® GEARED Fund Inc.® for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

S&P 500® GEARED Fund Inc.®
2 World Financial Center, 7th Floor
New York, NY 10281

#IQGRE — 6/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500® GEARED Fund Inc.®

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
S&P 500® GEARED Fund Inc.®

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
S&P 500® GEARED Fund Inc.®

Date: August 20, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
S&P 500® GEARED Fund Inc.®

Date: August 20, 2009